Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-15030
Entity Registrant Name	VALE S.A.
Entity Central Index Key	0000917851
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Praia de Botafogo 186
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22250
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Location	Rio de Janeiro
6.250% Guaranteed Notes due 2026, issued by Vale Overseas
Entity Addresses [Line Items]
Title of 12(b) Security	6.250% Guaranteed Notes due 2026, issued by Vale Overseas
Trading Symbol	VALE/26
Security Exchange Name	NYSE
3.750% Guaranteed Notes due 2030, issued by Vale Overseas
Entity Addresses [Line Items]
Title of 12(b) Security	3.750% Guaranteed Notes due 2030, issued by Vale Overseas
Trading Symbol	VALE/30
Security Exchange Name	NYSE
Guaranteed Notes Due 20336. 125 Interest Rate Issued By Vale Overseas [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	6.125% Guaranteed Notes due 2033, issued by Vale Overseas
Trading Symbol	VALE/33
Security Exchange Name	NYSE
8.250% Guaranteed Notes due 2034, issued by Vale Overseas
Entity Addresses [Line Items]
Title of 12(b) Security	8.250% Guaranteed Notes due 2034, issued by Vale Overseas
Trading Symbol	VALE/34
Security Exchange Name	NYSE
6.875% Guaranteed Notes due 2036, issued by Vale Overseas
Entity Addresses [Line Items]
Title of 12(b) Security	6.875% Guaranteed Notes due 2036, issued by Vale Overseas
Trading Symbol	VALE/36
Security Exchange Name	NYSE
6.875% Guaranteed Notes due 2039, issued by Vale Overseas
Entity Addresses [Line Items]
Title of 12(b) Security	6.875% Guaranteed Notes due 2039, issued by Vale Overseas
Trading Symbol	VALE39
Security Exchange Name	NYSE
5.625% Notes due 2042, issued by Vale S.A.
Entity Addresses [Line Items]
Title of 12(b) Security	5.625% Notes due 2042, issued by Vale S.A.
Trading Symbol	VALE42
Security Exchange Name	NYSE
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,539,007,568
Golden shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	12
ADR
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts), each representing one common share of Vale
Trading Symbol	VALE
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Praia de Botafogo 186
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22250
City Area Code	21
Local Phone Number	3485 5000
Contact Personnel Name	Gustavo Duarte Pimenta